Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Summary of components of loss before taxes
The components of loss before taxes are as follows (in thousands):

	Year Ended December 31,
	2020	2019
United States	$(114,010)	$(110,334)
International	(123)	(13)

Loss before income taxes	$(114,133)	$(110,347)

Summary of provision for income taxes
The provision for income taxes is as follows (in thousands):

	Year Ended December 31,
	2020	2019
Current
Federal	$—	$—
State	24	2
Foreign	7	—

Total current provision	31	2

Deferred	—	—
Federal	—	—
State	—	—

Total deferred provision	—	—

Total provision	$31	$2

Summary of reconciliation of the statutory U.S. federal rate to the Company's effective tax rate
A reconciliation of the statutory U.S. federal rate to the Company’s effective tax rate is as follows (dollars in thousands):

	Year Ended December 31,
	2020	2019
	%	%
Tax at federal statutory rate	(21.0)%	(21.0)%
State taxes, net of federal benefit	(6.7)%	(6.3)%
Permanent differences	0.2%	1.6%
Change in valuation allowance	32.5%	29.5%
Tax credits	(5.0)%	(3.8)%

Provision for taxes	0.0%	0.0%

Summary of components of the Company's net deferred tax assets
Significant components of the Company’s net deferred tax assets as of December 31, 2020 and 2019 (in thousands):

	December 31,
	2020	2019
Deferred tax assets:
Net operating loss carryforwards	$72,785	$42,051
Research and development credits	13,499	7,759
Accruals and reserves	493	551
Property and equipment	811	474
Stock-based compensation	649	418

Total deferred tax assets	88,237	51,253
Valuation allowance	(88,237)	(51,115)

Net deferred tax assets	—	138

Deferred tax liabilities
Intangibles	—	(138)

Total deferred tax liabilities	—	(138)

Net deferred tax assets	$—	$—

Summary of changes in the gross amount of unrecognized tax benefits
The following shows the changes in the gross amount of unrecognized tax benefits as follows (in thousands):

	December 31,
	2020	2019
Unrecognized tax benefits, beginning of the year	$2,872	$1,299
Increases related to prior year tax positions	—	—
Decreases related to prior year tax positions	—	—
Increases related to current year tax positions	2,123	1,573

Unrecognized tax benefits, end of year	$4,995	$2,872